UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: June 30, 2004
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Chief Executive Officer
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  August 4, 2004

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $128,679

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER A          COM              008190100     4874    92075 SH       SOLE                    56700             35375
AMERICAN CAPITAL STRAT COM     COM              024937104     2944   105075 SH       SOLE                    57100             47975
ANADARKO PETROLEUM             COM              032511107     3113    53117 SH       SOLE                    36400             16717
AUTOMATIC DATA PROCESSING INC  COM              053015103      201     4800 SH       SOLE                                       4800
AVERY DENNISON CORP            COM              053611109     3914    61150 SH       SOLE                    33100             28050
BURLINGTON RESOURCES           COM              122014103     2064    57040 SH       SOLE                    40100             16940
CARDINAL HEALTH INC            COM              14149Y108     4487    64050 SH       SOLE                    38000             26050
CELGENE                        COM              151020104     6013   105010 SH       SOLE                    62300             42710
CENDANT CORP COM               COM              151313103     2988   122075 SH       SOLE                    75100             46975
CHEVRONTEXACO CORP COM         COM              166764100      438     4650 SH       SOLE                                       4650
CISCO SYS INC COM              COM              17275R102     3100   130800 SH       SOLE                    76200             54600
CITIGROUP INC                  COM              172967101     4601    98953 SH       SOLE                    58579             40374
CRAY INC COM                   COM              225223106     2428   366700 SH       SOLE                   250600            116100
D R HORTON INC COM             COM              23331A109     3859   135874 SH       SOLE                    76100             59774
DEVON ENERGY CORP COM          COM              25179M103     4054    61425 SH       SOLE                    28800             32625
DOLLAR GEN CORP COM            COM              256669102     4544   232296 SH       SOLE                   137500             94796
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      250     7000 SH       SOLE                                       7000
FANNIE MAE                     COM              313586109     4535    63550 SH       SOLE                    37500             26050
FRIEDMAN BILLINGS RMSY CL A    COM              358434108     4780   241520 SH       SOLE                   134000            107520
GENERAL ELECTRIC CO            COM              369604103     5193   160290 SH       SOLE                    90100             70190
HIBERNIA CORP CL A             COM              428656102      488    20100 SH       SOLE                                      20100
HOME DEPOT                     COM              437076102     3089    87750 SH       SOLE                    56300             31450
IBM CORP                       COM              459200101     3536    40108 SH       SOLE                    20200             19908
LOWES COS INC COM              COM              548661107     1167    22200 SH       SOLE                     3400             18800
MARSH & MCLENNAN COS COM       COM              571748102     3018    66500 SH       SOLE                    42600             23900
MEDTRONIC                      COM              585055106     4326    88800 SH       SOLE                    55500             33300
MICROSOFT CORP                 COM              594918104     3525   123430 SH       SOLE                    70100             53330
NEW YORK CMNTY BANCORP COM     COM              649445103      450    22919 SH       SOLE                     4000             18919
NEXTEL COMMUNICATIONS CL A     COM              65332V103     4232   158725 SH       SOLE                    95000             63725
PAYCHEX INC                    COM              704326107     5233   154466 SH       SOLE                    70400             84066
PETSMART INC COM               COM              716768106     2516    77525 SH       SOLE                    48900             28625
PFIZER INC                     COM              717081103     2344    68370 SH       SOLE                    47220             21150
PROCTOR & GAMBLE               COM              742718109      324     5950 SH       SOLE                                       5950
SUNGARD DATA SYSTEMS           COM              867363103     4703   180875 SH       SOLE                   104200             76675
SYSCO CORP COM                 COM              871829107     2940    81950 SH       SOLE                    48100             33850
TIFFANY & CO                   COM              886547108     2128    57750 SH       SOLE                    39700             18050
UNISYS CORP COM                COM              909214108     3717   267811 SH       SOLE                   160910            106901
UNITEDHEALTH GROUP INC COM     COM              91324P102     3068    49285 SH       SOLE                    28600             20685
UTSTARCOM INC COM              COM              918076100     2581    85310 SH       SOLE                    53700             31610
WAL-MART STORES INC            COM              931142103     3514    66600 SH       SOLE                    41700             24900
WASHINGTON MUTUAL INC          COM              939322103      525    13580 SH       SOLE                                      13580
WASTE CONNECTIONS INC COM      COM              941053100     2623    88425 SH       SOLE                    60750             27675
WYETH                          COM              983024100      255     7050 SH       SOLE                                       7050